CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2004
Balance (in shares) at Dec. 31, 2004
Shares issued on March 24, 2005 at $0.004 per share	50,000	1,250	48,750	0
Shares issued on March 24, 2005 at $0.004 per share (in shares)		12,500,000
Net loss for the year	(97,637)	0	0	(97,637)
Balance at Dec. 31, 2005	(47,637)	1,250	48,750	(97,637)
Balance (in shares) at Dec. 31, 2005		12,500,000
Shares issued on December 15, 2006 at $0.20 per share	1,000,000	500	999,500	0
Shares issued on December 15, 2006 at $0.20 per share (in shares)		5,000,000
Net loss for the year	(233,900)	0	0	(233,900)
Balance at Dec. 31, 2006	718,463	1,750	1,048,250	(331,537)
Balance (in shares) at Dec. 31, 2006		17,500,000
Shares issued on July 23, 2007 at $0.20 per share	100,000	50	99,950	0
Shares issued on July 23, 2007 at $0.20 per share (in shares)		500,000
Shares issued on July 31, 2007 at $0.20 per share	200,000	100	199,900	0
Shares issued on July 31, 2007 at $0.20 per share (in shares)		1,000,000
Shares issued on November 20, 2007 at $0.25 per share	250,000	100	249,900	0
Shares issued on November 20, 2007 at $0.25 per share (in shares)		1,000,000
Shares issued on December 17, 2007 at $1.00 per share	2,375,000	250	2,374,750	0
Shares issued on December 17, 2007 at $1.00 per share (in shares)		2,500,000
Net loss for the year	(1,881,910)	0	0	(1,881,910)
Balance at Dec. 31, 2007	1,761,553	2,250	3,972,750	(2,213,447)
Balance (in shares) at Dec. 31, 2007		22,500,000
Net loss for the year	(3,189,473)	0	0	(3,189,473)
Balance at Dec. 31, 2008	(1,427,920)	2,250	3,972,750	(5,402,920)
Balance (in shares) at Dec. 31, 2008		22,500,000
Net loss for the year	(564,947)	0	0	(564,947)
Balance at Dec. 31, 2009	(1,992,867)	2,250	3,972,750	(5,967,867)
Balance (in shares) at Dec. 31, 2009		22,500,000
Shares issued on March 8, 2010 at $1.02 per share	13,324,260	1,306	13,322,954	0
Shares issued on March 8, 2010 at $1.02 per share (in shares)		13,063,000
Shares issued at $1.80 per share on April 28, 2010	4,680,000	260	4,679,740	0
Shares issued at $1.80 per share on April 28, 2010 (in shares)		2,600,000
Shares issued at $0.50 per share on April 29, 2010	1,164,912	400	1,164,512	0
Shares issued at $0.50 per share on April 29, 2010 (in shares)		4,000,000
Warrants issued on April 29, 2010	730,568	0	730,568	0
Shares issued at $0.75 per share on October 28, 2010	2,261,194	400	2,260,794	0
Shares issued at $0.75 per share on October 28, 2010 (in shares)		4,000,000
Warrants issued on October 28, 2010	738,806	0	738,806	0
Shares issued at $0.75 per share on October 29, 2010	183,877	33	183,844	0
Shares issued at $0.75 per share on October 29, 2010 (in shares)		333,334
Warrants issued on October 29, 2010	60,049	0	60,049	0
Shares issued at $0.75 per share on November 2, 2010	1,507,463	267	1,507,196	0
Shares issued at $0.75 per share on November 2, 2010 (in shares)		2,666,667
Warrants issued on November 2, 2010	492,537	0	492,537	0
Shares issued at $0.75 per share on November 18, 2010	14,698	3	14,695	0
Shares issued at $0.75 per share on November 18, 2010 (in shares)		26,000
Warrants issued on November 18, 2010	4,802	0	4,802	0
Shares issued at $0.75 per share on December 22, 2010	2,032,552	366	2,032,186	0
Shares issued at $0.75 per share on December 22, 2010 (in shares)		3,662,671
Warrants issued on December 22, 2010	663,851	0	663,851	0
Issuance of stock options on August 30, 2010	238,334	0	238,334	0
Net loss for the year	(3,610,465)	0	0	(3,610,465)
Balance at Dec. 31, 2010	22,494,571	5,285	32,067,618	(9,578,332)
Balance (in shares) at Dec. 31, 2010		52,851,672
Shares issued at $0.75 per share on January 18, 2011	112,782	20	112,762	0
Shares issued at $0.75 per share on January 18, 2011 (in shares)		200,000
Warrants issued on January 18, 2011	37,218	0	37,218	0
Shares issued at $0.75 per share on January 24, 2011	140,977	25	140,952	0
Shares issued at $0.75 per share on January 24, 2011 (in shares)		250,000
Warrants issued on January 24, 2011	46,523	0	46,523	0
Shares issued at $0.75 per share on January 26, 2011	3,007,520	533	3,006,987	0
Shares issued at $0.75 per share on January 26, 2011 (in shares)		5,333,334
Warrants issued on January 26, 2011	992,481	0	992,481	0
Shares issued at $0.75 per share on January 27, 2011	112,782	20	112,762	0
Shares issued at $0.75 per share on January 27, 2011 (in shares)		200,000
Warrants issued on January 27, 2011	37,218	0	37,218	0
Shares issued at $0.75 per share on February 24, 2011	125,188	22	125,166	0
Shares issued at $0.75 per share on February 24, 2011 (in shares)		222,000
Warrants issued on February 24, 2011	41,312	0	41,312	0
Shares issued at $0.75 per share on March 4, 2011	18,798	3	18,795	0
Shares issued at $0.75 per share on March 4, 2011 (in shares)		33,334
Warrants issued on March 4, 2011	6,203	0	6,203	0
Shares issued at $0.75 per share on March 7, 2011	63,722	11	63,711	0
Shares issued at $0.75 per share on March 7, 2011 (in shares)		113,000
Warrants issued on March 7, 2011	21,028	0	21,028	0
Shares issued at $0.75 per share on March 15, 2011	93,045	17	93,028	0
Shares issued at $0.75 per share on March 15, 2011 (in shares)		165,000
Warrants issued on March 15, 2011	30,705	0	30,705	0
Shares issued at Cdn $1.00 per share on August 09, 2011	31,766	3	31,763	0
Shares issued at Cdn $1.00 per share on August 09, 2011 (in shares)		35,000
Shares issued at Cdn $1.00 per share on August 17, 2011	4,578	1	4,577	0
Shares issued at Cdn $1.00 per share on August 17, 2011 (in shares)		5,000
Shares issued at Cdn $1.00 per share on September 1, 2011	22,922	3	22,919	0
Shares issued at Cdn $1.00 per share on September 1, 2011 (in shares)		25,000
Shares issued at Cdn $1.00 per share on September 12, 2011	224,993	25	224,968	0
Shares issued at Cdn $1.00 per share on September 12, 2011 (in shares)		255,000
Shares issued at Cdn $1.00 per share on September 16, 2011	661,503	75	661,428	0
Shares issued at Cdn $1.00 per share on September 16, 2011 (in shares)		750,000
Shares issued at Cdn $1.00 per share on September 19, 2011	36,166	4	36,162	0
Shares issued at Cdn $1.00 per share on September 19, 2011 (in shares)		41,500
Shares issued at Cdn $1.00 per share on September 20, 2011	4,336	1	4,335	0
Shares issued at Cdn $1.00 per share on September 20, 2011 (in shares)		5,000
Shares issued at Cdn $1.00 per share on September 26, 2011	837	0	837	0
Shares issued at Cdn $1.00 per share on September 26, 2011 (in shares)		1,000
Shares issued at Cdn $1.00 per share on September 27, 2011	4,340	1	4,339	0
Shares issued at Cdn $1.00 per share on September 27, 2011 (in shares)		5,000
Shares issued at Cdn $1.00 per share on October 12, 2011	88,795	10	88,785	0
Shares issued at Cdn $1.00 per share on October 12, 2011 (in shares)		100,000
Shares issued at Cdn $1.00 per share on November 2, 2011	1,943,513	216	1,943,297	0
Shares issued at Cdn $1.00 per share on November 2, 2011 (in shares)		2,163,000
Financing costs	(856,078)	0	(856,078)	0
Warrant modification	0	0	1,057,787	(1,057,787)
Stock based compensation expense	582,081	0	582,081	0
Net loss for the year	(5,603,314)	0	0	(5,603,314)
Balance at Dec. 31, 2011	24,528,511	6,275	40,761,669	(16,239,433)
Balance (in shares) at Dec. 31, 2011		62,753,840
Stock based compensation expense	581,295	0	581,295	0
Net loss for the year	(5,270,719)	0	0	(5,270,719)
Balance at Dec. 31, 2012	19,839,087	6,275	41,342,964	(21,510,152)
Balance (in shares) at Dec. 31, 2012		62,753,840
Stock based compensation expense	190,292	0	190,292
Net loss for the year	(20,106,911)	0		(20,106,911)
Balance at Dec. 31, 2013	$ (77,532)	$ 6,275	$ 41,533,256	$ (41,617,063)
Balance (in shares) at Dec. 31, 2013		62,753,840